Liquidity and Going Concern Uncertainties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Sep. 25, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Cash and cash equivalents	¥ 495				$ 68	¥ 16
Working capital deficit	34,148	$ 4,710
Loss from continuing operations	(43,460)	(5,993)	¥ (9,035)
Net cash used in operating activities	¥ (35,609)	$ (4,910)	¥ (17,705)
Investor agreement, description	(i) US$400 (original principal amount) of convertible notes, Series C warrants to purchase 258,065 ADSs (or 5,161,300 Class A ordinary shares) at an exercise price equal to 125% of the lower of (a) $1.86 and (b) the lowest daily volume-weighted average price (“VWAP”) for the 10 trading days prior to the exercise date and Series D warrants to purchase up to 283,688 ADSs (or 5,673,760 Class A ordinary shares) at an exercise price equal to the lower of (x) $1.41 and (y) 75.83% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date, subject to adjustment, and (ii) US$1,600 (original principal amount) of convertible notes, 20,645,160 Series C warrants and 22,695,040 Series D warrants. The Company received the first payment of RMB1,697(US$234) from this offering, excluding related financing costs.	(i) US$400 (original principal amount) of convertible notes, Series C warrants to purchase 258,065 ADSs (or 5,161,300 Class A ordinary shares) at an exercise price equal to 125% of the lower of (a) $1.86 and (b) the lowest daily volume-weighted average price (“VWAP”) for the 10 trading days prior to the exercise date and Series D warrants to purchase up to 283,688 ADSs (or 5,673,760 Class A ordinary shares) at an exercise price equal to the lower of (x) $1.41 and (y) 75.83% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date, subject to adjustment, and (ii) US$1,600 (original principal amount) of convertible notes, 20,645,160 Series C warrants and 22,695,040 Series D warrants. The Company received the first payment of RMB1,697(US$234) from this offering, excluding related financing costs.
Forecast [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Convertible notes				$ 2,000